UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 162.6%
Long-Term Municipal Bonds - 162.6%
California - 148.8%
Assn Bay Area Govt CA Non-prof (Bijou Woods Apts) Series 01A 5.30%, 12/01/31	$2,735	$2,753,789
Banning CA Util Auth Wtr NPFGC-RE Series 05 5.25%, 11/01/30	1,850	1,876,363
Beaumont CA Fing Auth AMBAC Series C 5.00%, 9/01/26	755	692,365
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts) Series 02A 5.50%, 6/01/35	3,000	3,086,100
California Dept Wtr Res Pwr Series 02A 5.375%, 5/01/22 (Prerefunded/ETM)	4,000	4,395,840
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	1,465	1,675,389
California Ed Fac Auth (California Lutheran Univ) Series 04C 5.00%, 10/01/24	1,125	1,129,950
California Ed Fac Auth (Univ of The Pacific) 5.00%, 11/01/21	260	276,721
California GO
5.25%, 4/01/30 (Prerefunded/ETM)	8,825	9,562,417
5.25%, 4/01/30	175	176,423
5.30%, 4/01/29 (Prerefunded/ETM)	1,000	1,166,250
NPFGC Series 01BZ
5.375%, 12/01/24	4,000	4,013,960
Series 03
5.25%, 2/01/24	1,500	1,569,165
California Hlth Fac Fin Auth (Cottage Healthcare Sys) NPFGC Series 03B 5.00%, 11/01/23	2,770	2,791,218
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp) AMBAC Series 03C 5.00%, 8/15/22	3,295	3,448,481
California Hlth Fac Fin Auth (Sutter Health) Series 00A 6.25%, 8/15/35	5,000	5,054,950
California Infra & Eco Dev Bk (YMCA of Metro Los Angeles) AMBAC Series 01 5.25%, 2/01/32	6,295	6,167,904

	Principal Amount (000)	U.S. $ Value
California Pub Wks Brd (CA Lease Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	$3,500	$3,292,100
California Statewide CDA (Bentley School)
Zero Coupon, 7/01/50	7,810	301,857
7.00%, 7/01/40	2,625	2,556,251
California Statewide CDA (Kaiser Permanente) Series 02 5.50%, 11/01/32	4,000	4,038,200
Coast CA CCD GO AGM Series 06B 5.00%, 8/01/23-8/01/24(a)	6,000	6,541,574
Cucamonga CA SD COP Series 02 5.125%, 6/01/23	820	845,330
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hills South) Series 04 5.85%, 9/01/25	2,000	1,970,400
Fontana CA Pub Fin Auth (North Fontana CA Redev Area) AMBAC Series 03A 5.50%, 9/01/32	4,800	4,793,664
Fullerton CA Redev Agy RADIAN 5.00%, 4/01/21	2,050	2,083,518
Golden St Tobacco Sec CA XLCA Series 03B 5.50%, 6/01/33 (Prerefunded/ETM)	1,000	1,132,820
Grossmont-Cuyamaca CCD CA GO ASSURED GTY 5.00%, 8/01/22-8/01/23(a)	6,000	6,577,403
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc) AGM Series 04A 5.25%, 9/01/17	1,000	1,118,580
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool) AMBAC Series 04A 5.25%, 9/01/24	3,000	3,121,320
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	500	464,505
Long Beach CA Bond Fin Auth (Aquarium of The Pacific) Series 2001 5.00%, 11/01/26	1,565	1,486,374
Los Angeles CA CCD GO Series F-1 5.00%, 8/01/28	4,200	4,420,248
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill) Series 04L 5.00%, 3/01/18	1,000	996,850
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl) AMBAC Series 02 5.375%, 12/01/26	6,635	6,639,578

	Principal Amount (000)	U.S. $ Value
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series A 5.00%, 5/15/27	$1,440	$1,529,150
Los Angeles CA Dept Arpts (Los Angeles Intl Airpot) Series 2009A 5.25%, 5/15/29	1,700	1,804,193
Los Angeles CA Dept W&P Pwr NPFGC-RE Series 01A 5.125%, 7/01/41	10,000	10,061,700
Los Angeles CA Harbor Dept 5.00%, 8/01/26	5,550	5,978,737
Los Angeles CA USD GO NPFGC Series 02E 5.125%, 1/01/27 (Prerefunded/ETM)	10,000	10,915,400
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010
5.875%, 3/01/32	420	420,433
6.00%, 3/01/36	325	324,981
Palo Alto CA Univ Ave AD Series 02A 5.875%, 9/02/30	8,020	7,848,532
Pomona CA COP AMBAC Series 03 5.50%, 6/01/34	1,640	1,715,407
Port of Oakland CA 5.375%, 11/01/27 (Prerefunded/ETM)	555	610,900
NPFGC-RE Series 02L
5.375%, 11/01/27	4,445	4,454,379
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A
5.75%, 9/01/24-9/01/25	530	552,040
6.00%, 9/01/30	370	382,121
Riverside CA CCD GO NPFGC Series C 5.00%, 8/01/25	455	486,231
Riverside Cnty CA PFA (Riverside Cnty CA Tax Alloc) XLCA Series 04 5.00%, 10/01/23-10/01/24	2,860	2,784,686
Salinas Vly CA Solid Wst AMBAC Series 02 5.25%, 8/01/31	3,930	3,410,650
San Diego CA Pub Fac Fin Auth (San Diego CA Lease Fire Safety) Series 2010A 5.10%, 9/01/29	2,360	2,378,408
San Diego CA USD GO NPFGC Series 04E-1 5.00%, 7/01/23-7/01/24	2,000	2,172,350
San Francisco CA Arpt (San Francisco CA Intl Airport)
NPFGC Series 02-28A
5.125%, 5/01/32	2,500	2,393,950
NPFGC-RE Series 03
5.125%, 5/01/19	1,000	1,072,130

	Principal Amount (000)	U.S. $ Value
San Francisco CA Lease (San Francisco Lease San Bruno) AMBAC Series 00 5.25%, 10/01/33	$5,000	$5,006,400
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA) NPFGC Series 97 5.25%, 1/15/30	5,000	4,421,000
Southern CA Pub Pwr Auth Series 2010 PJ-1 5.00%, 7/01/27	2,525	2,696,751
Temecula CA Redev Agy NPFGC Series 02 5.25%, 8/01/36	6,270	5,721,688
Torrance CA COP
(Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,395,234
AMBAC Series 05B
5.00%, 6/01/24	665	700,145

		184,455,453

Nevada - 1.8%
Henderson NV LID # T-14 AGM Series A 5.00%, 3/01/18	2,095	2,184,875

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	439,650

Puerto Rico - 11.7%
Puerto Rico Elec Pwr Auth XLCA Series 02-2 5.25%, 7/01/31 (Prerefunded/ETM)	3,800	4,194,668
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	539,385
Series 04A
5.25%, 7/01/19	900	936,333
Series 06A
5.25%, 7/01/22	500	520,035
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	540,670
Puerto Rico Hwy & Trnsp Auth Series 02D 5.375%, 7/01/36 (Prerefunded/ETM)	6,450	7,038,627
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	700	729,743

		14,499,461

U.S. $ Value
Total Investments - 162.6% (cost $197,234,810) (b)	201,579,439
Other assets less liabilities - (4.1)%	(5,068,722)
Preferred Shares at liquidation value - (58.5)%	(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (c)	$123,960,717

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%		SIFMA	*	$(285,539)
JP Morgan Chase	13,500	9/18/10	2.080%		SIFMA	*	(62,224)
JP Morgan Chase	13,500	11/20/10	1.855%		SIFMA	*	(107,639)
Merrill Lynch	2,300	10/21/16	SIFMA	*	4.128%		322,173
Merrill Lynch	3,000	8/9/26	4.063%		SIFMA	*	(448,920)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,810,691 and gross unrealized depreciation of investments was $(2,466,062), resulting in net unrealized appreciation of $4,344,629.
(c)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2010, the Fund held 90.2% of net assets in insured bonds (of this amount 14.5% represents the Fund’s holding in prerefunded or escrowed to maturity bonds). 30.7% and 26.6% of the Fund’s insured bonds were insured by AMBAC and NPFGC, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$201,579,439	$—	$201,579,439

Total Investments in Securities	—	201,579,439	—	201,579,439

Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	—	322,173	—	322,173
Liabilities
Interest Rate Swap Contracts		(904,322)		(904,322)

Total	$—	$200,997,290	$—	$200,997,290

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010